Income Taxes Disclosures: Schedule of Income Tax Expense (Benefit) (Tables)	12 Months Ended
Dec. 31, 2015
Tables/Schedules
Schedule of Income Tax Expense (Benefit)
	For the period ended December 31,
	2015	2014

Deferred tax asset	$(477,297)	$(2,292,710)
Valuation allowance	477,297	2,292,710
Current taxes payable	--	--
Income tax expense	$--	$--